Operating Leases - Summary of Maturity Analysis of the Non-Cancelable Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 923	$ 888	$ 829
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	157	155	152
Between 1 and 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	405	518	460
Greater than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 361	$ 215	$ 217